Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) - Available-for-sale Securities - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 5,384	$ 5,548
Purchase	4,205	1,063
Disposal or repayment	0	0
Balance at end of year	8,152	5,384
Investment in Debt Securities | Unrealized Gain (Loss) on Security
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ (1,700)	$ (865)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Investment in Debt Securities | Foreign Currency Items
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ 263	$ (362)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax
Investment in Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 57	$ 229
Total gains or (losses) (realized/unrealized), included in earnings	$ (39)	$ (161)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Debt Securities, Available-for-Sale, Gain (Loss)	Debt Securities, Available-for-Sale, Gain (Loss)
Balance at end of year	$ 21	$ 57
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	(39)	(161)
Investment in Equity Securities | Foreign Currency Items
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ 3	$ (11)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax